Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment

Property and equipment consists of the following:

	December 31,
	2011	2012
	RMB	RMB
Gross carrying amount
Servers, computers and equipment	61,595	103,005
Leasehold improvement	3,759	22,831
Furniture, fixture and office equipment	5,440	9,083
Motor vehicles	1,149	2,999
Construction in progress	400	—

Total	72,343	137,918
Less: accumulated depreciation	(18,761)	(47,619)

Property and equipment, net	53,582	90,299